UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2008

ITEM 1.      SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET
TRUST

CITI NEW YORK TAX FREE RESERVES

FORM N-Q
MAY 31, 2008

Citi New York Tax Free Reserves

Schedule of Investments (unaudited)	May 31, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 100.1%
Education — 9.6%
$8,400,000	Brookhaven-Comsewogue, Union Free School District, NY, TAN, 4.000%
	due 6/30/08	$8,403,448
	Monroe County, NY, Industrial Development Agency:
4,000,000	Civic Facility Revenue, Monroe Community College, LOC-JPMorgan
	Chase, 1.570%, 6/5/08 (a)	4,000,000
5,500,000	Revenue, Monroe Community College, LOC-JP Morgan Chase Bank,
	1.570%, 6/5/08 (a)	5,500,000
9,690,000	New York City, NY, Industrial Development Agency, Civic Facility Revenue,
	Refunding & Improvements Touro College, LOC-JPMorgan Chase,
	1.500%, 6/4/08 (a)	9,690,000
	New York State Dormitory Authority Revenue: TECP
6,650,000	1.450% due 6/11/08	6,650,000
	Cornell University:
2,000,000	SPA-HSBC Bank USA N.A., 1.350%, 6/5/08 (a)	2,000,000
12,650,000	SPA-JPMorgan Chase, 1.350%, 6/5/08 (a)	12,650,000
18,000,000	Court Facilities Lease, LOC-Bayerische Landesbank, 1.550%, 6/4/08 (a)	18,000,000
7,700,000	Fordham University, LOC-Allied Irish Bank PLC, 1.350%, 6/4/08 (a)	7,700,000
8,445,000	Oxford University Press Inc., LOC-Landesbank Hessen-Thuringen,
	1.450%, 6/4/08 (a)	8,445,000
4,300,000	Rockefeller University, 1.300%, 6/5/08 (a)	4,300,000
1,030,000	Wagner College, LOC-Morgan Guarantee Trust, 1.500%, 6/4/08 (a)	1,030,000
4,685,000	Niagara County, NY, Industrial Development Agency Civic Facilities
	Revenue, Student Housing Village Corp., LOC-RBS Citizens Bank N.A.,
	1.570%, 6/5/08 (a)	4,685,000
	Tompkins County, NY, Industrial Development Agency Revenue, Civic
	Facility, Cornell University, SPA-JPMorgan Chase:
3,180,000	1.200%, 6/2/08 (a)	3,180,000
1,200,000	1.300%, 6/2/08 (a)	1,200,000
	Total Education	97,433,448
Electric — 1.3%
13,475,000	New York State Energy Research & Development Authority Facility,
	Revenue, Consolidated Edison Co., LOC-Citibank N.A., 1.700%, 6/4/08 (a)(b)	13,475,000
Finance — 7.2%
	New York City, NY, TFA:
3,000,000	Future Tax Secured, C5, Toronto, Dominion Bank, 1.550%, 6/2/08 (a)	3,000,000
1,100,000	Future Tax Secured, SPA-Dexia Credit Local, 1.540%, 6/4/08 (a)	1,100,000
	Future Tax Secured:
	Revenue:
1,070,000	5.000% due 11/1/08	1,085,641
1,005,000	LIQ-Landesbank Baden-Wurttemberg, 1.500%, 6/4/08 (a)	1,005,000
3,150,000	SPA-Landesbank Baden-Wurttemberg, 1.150%, 6/2/08 (a)	3,150,000
10,800,000	SPA-Bayerische Landesbank, 1.550%, 6/2/08 (a)	10,800,000
200,000	Subordinated, SPA-Landesbank Hessen, 0.980%, 6/2/08 (a)	200,000
	New York City Recovery Project Revenue:
7,800,000	SPA-Royal Bank of Canada, 1.550%, 6/2/08 (a)	7,800,000
	Subordinated:
4,505,000	Credit Enhanced by Bayerische Landesbanken, 1.450%, 6/4/08 (a)	4,505,000
3,165,000	LIQ-Bayerische Landesbank, 1.300%, 6/2/08 (a)	3,165,000
8,370,000	LIQ-JPMorgan Chase, 1.550%, 6/2/08 (a)	8,370,000
885,000	LIQ-Landesbank Hessen-Thuringen, 1.520%, 6/4/08 (a)	885,000
	New York State LGAC:
1,513,000	LOC-Bank of Nova Scotia, 1.450%, 6/4/08 (a)	1,513,000

See Notes to Schedule of Investments.

1

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
Finance — 7.2% (continued)
$21,400,000	LOC-Bayerische Landesbank & Westdeutsche Landesbank, 1.500%,
	6/4/08 (a)	$21,400,000
2,800,000	LOC-Westdeutsche Landesbank & Bayerische Landesbank, 1.650%,
	6/4/08 (a)	2,800,000
1,332,000	Revenue, LOC-Landesbank Hessen-Thuringen, 1.450%, 6/4/08 (a)	1,332,000
1,000,000	Senior Lien, 5.000% due 4/1/09	1,024,464
	Total Finance	73,135,105
General Obligation — 21.0%
9,746,737	Clinton County, NY, GO, BAN, 4.250% due 7/18/08	9,752,989
	Commonwealth of Puerto Rico:
7,000,000	TRAN, LOC-Bank of Nova Scotia, et al, 4.250% due 7/30/08	7,009,240
9,200,000	GO, Refunding, Public Improvements, FSA, SPA-Dexia Credit Local,
	1.250%, 6/2/08 (a)	9,200,000
4,000,000	Deer Park, NY, UFSD, GO, TRAN, 4.250% due 6/30/08	4,001,654
10,000,000	East Hampton, NY, GO, Union Free School District, TAN, 4.000% due
	6/30/08	10,004,256
3,800,000	East Ramapo, NY, CSD, GO, BAN, 4.000% due 6/19/08	3,800,526
7,500,000	Enlarged Troy School District, NY, GO, BAN, 4.250% due 7/3/08	7,502,874
2,000,000	Groton, NY, CSD, GO, BAN, 2.500% due 6/10/09	2,014,940
900,000	Massachusetts State, GO, Consolidated Loan, SPA-Dexia Credit Local,
	1.400%, 6/2/08 (a)	900,000
2,000,000	Mineola, NY, Union Free School District, GO, BAN, 3.500% due 6/30/08	2,001,106
25,000,000	Nassau County, NY, GO, TAN, 3.750% due 9/30/08	25,051,939
4,710,000	New Rochelle, NY, City School District, GO, BAN, 2.250% due 4/24/09	4,741,887
	New York City, NY, GO:
25,000,000	LIQ FAC-Depfa Bank PLC, 1.150%, 6/2/08 (a)	25,000,000
5,000,000	LOC-Allied Irish Bank PLC, 1.300%, 6/2/08 (a)	5,000,000
2,525,000	LOC-Bank of New York, 1.410%, 6/4/08 (a)	2,525,000
4,100,000	LOC-Bayerische Landesbank, 1.520%, 6/4/08 (a)	4,100,000
5,000,000	LOC-Morgan Guaranty Trust, 1.600%, 6/4/08 (a)	5,000,000
	Subordinated:
	LOC-Bank of New York:
2,000,000	1.370%, 6/4/08 (a)	2,000,000
1,020,000	1.450%, 6/4/08 (a)	1,020,000
5,010,000	LOC-Bank of Nova Scotia, 1.500%, 6/4/08 (a)	5,010,000
	LOC-BNP Paribas:
3,220,000	1.400%, 6/4/08 (a)	3,220,000
3,835,000	1.450%, 6/4/08 (a)	3,835,000
10,200,000	1.520%, 6/4/08 (a)	10,200,000
	LOC-JPMorgan Chase:
1,500,000	1.480%, 6/4/08 (a)	1,500,000
1,100,000	1.540%, 6/4/08 (a)	1,100,000
7,650,000	LOC-Royal Bank of Scotland, LOC-WestLB AG, 1.370%, 6/5/08 (a)	7,650,000
6,100,000	LOC-Westdeutsche Landesbank, 1.150%, 6/2/08 (a)	6,100,000
3,045,000	SPA-Bayerische Landesbank, 1.520%, 6/4/08 (a)	3,045,000
1,200,000	TFA, Future Tax Secured, SPA-JPMorgan Chase, 1.540%, 6/4/08 (a)	1,200,000
6,595,000	New York City, NY, GO, Subordinated, LOC-Bank of Nova Scotia, 1.400%,
	6/4/08(a)	6,595,000
3,000,000	Niskayuna, NY, CSD, GO, BAN, 2.250% due 4/30/09	3,020,138
7,500,000	Plainview Old Bethpage, NY, CSD, GO, TAN, 4.250% due 6/30/08	7,503,056
5,000,000	Riverhead, NY, CSD, GO, TAN, 4.000% due 6/30/08	5,002,052
4,725,000	Sullivan County, NY, GO, BAN, 4.250% due 7/18/08	4,727,856
8,000,000	Syracuse, NY, GO, RAN, 4.000% due 6/30/08	8,002,744
3,534,571	Wappingers, NY, CSD, GO, BAN, 4.250% due 7/18/08	3,536,838
	Total General Obligation	211,874,095

See Notes to Schedule of Investments.

2

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
Hospitals — 5.3%
	Nassau Health Care Corp.:
$14,650,000	New York Revenue, Subordinated, FSA, SPA-Dexia Credit Local,
	1.300%, 6/5/08 (a)	$14,650,000
7,000,000	Refunding, FSA, SPA-Dexia Credit Local, 1.520%, 6/5/08 (a)	7,000,000
1,300,000	Subordinated, FSA, SPA-Dexia Credit Local, 1.300%, 6/5/08 (a)	1,300,000
3,845,000	New York City, NY, Capital Resources Corp. Revenue, Loan Enhanced
	Assistance, LOC-Bank of America, 1.400%, 6/5/08 (a)	3,845,000
	New York State Dormitory Authority Revenue:
5,000,000	Ithaca College, LOC-RBS Citizens N.A., 1.530%, 6/5/08 (a)	5,000,000
8,900,000	Mental Health Services Facilities, FSA, SPA-Dexia Credit Local,
	1.510%, 6/5/08 (a)	8,900,000
4,265,000	New York State Dormitory Authority, State Personal Income Tax Revenue,
	4.000% due 3/15/09	4,323,504
8,595,000	Suffolk County, NY, Industrial Development Agency, Civic Facilities
	Revenue, Huntington Hospital, LOC-Bank of America, 1.550%, 6/4/08 (a)	8,595,000
	Total Hospitals	53,613,504
Housing: Multi-Family — 22.6%
44,500,000	New York City, NY, HDC, Mortgage Revenue, Queens Family Courthouse
	Apartment, LOC-Citibank N.A., 1.780%, 6/4/08 (a)(b)	44,500,000
	New York City, NY, HDC, MFH Rent Revenue:
2,025,000	100 Jane Street Development, FNMA, 1.620%, 6/4/08 (a)(b)	2,025,000
1,795,000	First Avenue Development, FNMA-Collateralized, 1.620%, 6/4/08 (a)(b)	1,795,000
2,100,000	James Tower Development, FNMA, LIQ-FNMA, 1.350%, 6/4/08 (a)	2,100,000
10,000,000	West 61 Street Apartments, FNMA, LIQ-FNMA, 1.580%, 6/4/08 (a)(b)	10,000,000
	New York City, NY, HDC, MFH Revenue:
1,900,000	Columbus Apartments, LIQ-FNMA, 1.550%, 6/4/08 (a)	1,900,000
400,000	Morris Avenue Apartments, LOC-HSBC Bank USA N.A., 1.530%,
	6/4/08	400,000
900,000	New York City, NY, HDC, Multi-Family Highbridge Apartments, LOC-
	HSBC Bank USA N.A., 1.530%, 6/4/08 (a)(b)	900,000
	New York City, NY, HDC, Multi-Family Mortgage Revenue:
1,000,000	20 Exchange Place, LOC-Landesbank Hessen-Thuringen, 1.600%, 6/4/08 (a)	1,000,000
4,000,000	201 Pearl Street Development, FNMA, 1.520%, 6/4/08 (a)	4,000,000
3,500,000	Beekman Tower, LOC-Royal Bank of Scotland, 1.450%, 6/4/08 (a)	3,500,000
12,880,000	Las Casas Development, LOC-Bank of America N.A., 1.600%, 6/4/08 (a)(b)	12,880,000
7,000,000	New York City, NY, HDC, Multi-Family Rent Housing Revenue, FNMA,
	LIQ-FNMA, 1.520%, 6/4/08 (a)	7,000,000
	New York City, NY, HDC, Multi-Family Revenue:
1,660,000	941 Hoe Avenue Apartments, LOC-Key Bank N.A., 1.530%, 6/4/08 (a)(b)	1,660,000
10,000,000	Mortgage Beacon Mews Development, LOC-Citibank N.A., 1.780%,
	6/4/08 (a)(b)	10,000,000
22,200,000	New York City, NY, HDC, Related Monterey, LIQ-FNMA, 1.550%, 6/4/08 (a)	22,200,000
	New York State HFA:
10,000,000	Historic Front Street, LOC-Bank of New York, 1.430%, 6/4/08 (a)	10,000,000
5,840,000	Revenue, Normandie Court I Project, LOC-Landesbank Hessen-
	Thuringen Girozentrale, 1.550%, 6/4/08 (a)	5,840,000
2,000,000	Service Contract Revenue, LOC-Westdeutsche Landesbank, 1.520%,
	6/4/08 (a)	2,000,000
1,500,000	SPA-FNMA, 1.550%, 6/4/08 (a)(b)	1,500,000
5,000,000	Worth Street, LIQ-FNMA, 1.580%, 6/4/08 (a)(b)	5,000,000

See Notes to Schedule of Investments.

3

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
Housing: Multi-Family — 22.6% (continued)
	New York State Housing Finance Agency:
$12,000,000	Brook Avenue Apartments, LOC-Bank of America N.A., 1.580%, 6/4/08 (a)(b)	$12,000,000
16,545,000	Tribeca Green Housing, LOC-Landesbank Hessen-Thruingen, 1.550%, 6/4/08 (a)	16,545,000
	New York State Housing Finance Agency Revenue:
11,800,000	600 West 42nd Street, LOC-Bank of New York, 1.600%, 6/4/08 (a)(b)	11,800,000
2,075,000	Admiral Halsey Senior Apartments, LOC-Citibank N.A., 1.600%, 6/4/08 (a)(b)	2,075,000
1,000,000	Clinton Green South Housing, LOC-Bank of America N.A., 1.750%, 6/4/08 (a)(b)	1,000,000
1,020,000	Ocean Park Apartments Housing, LIQ-FNMA, 1.600%, 6/4/08 (a)(b)	1,020,000
17,900,000	Remeeder Houses, LOC-Citibank N.A., 1.600%, 6/4/08 (a)(b)	17,900,000
	New York, NY, HDC:
4,000,000	Mortgage Revenue, The Crest, LOC-Landessbank Hessen-Thuringen,
	1.600%, 6/4/08 (a)	4,000,000
11,300,000	MFH, Revenue, 90 West St., LIQ-FNMA, 1.520%, 6/4/08 (a)	11,300,000
	Total Housing: Multi-Family	227,840,000
Housing: Single Family — 3.2%
	New York State Housing Finance Agency:
	Revenue:
6,000,000	10 Barclay Street, LIQ-FNMA, 1.510%, 6/4/08 (a)	6,000,000
6,700,000	Victory Housing, Credit Enhanced by FNMA, 1.580%, 6/4/08 (a)(b)	6,700,000
9,900,000	Service Contract Revenue, Refunding, LOC-State Street Bank & Trust
	Co., 1.520%, 6/4/08 (a)	9,900,000
9,925,000	New York State Mortgage Agency Revenue, Homeowner Mortgage, SPA-
	Dexia Credit Local, 1.520%, 6/2/08 (a)(b)	9,925,000
	Total Housing: Single Family	32,525,000
Industrial Development — 8.8%
	Albany, NY, Industrial Development Agency, Civic Facility Revenue:
3,240,000	Living Residential Corporation Project, LOC-HSBC Bank USA N.A.,
	1.570%, 6/5/08 (a)	3,240,000
5,360,000	Teresian House, LOC-Citizens Bank N.A., 1.600%, 6/5/08 (a)	5,360,000
9,150,000	Hempstead, NY, IDA Revenue, Refunding, Trigen Nassau Energy, LOC-
	Societe Generale, 1.750%, 6/4/08 (a)(b)	9,150,000
17,825,000	Liberty, NY, Development Corp. Revenue, 377 Greenwich LLC, LOC-Wells
	Fargo Bank N.A., 1.350%, 6/5/08 (a)	17,825,000
	Monroe County, NY:
10,000,000	IDA Revenue, Margaret Woodbury Strong, LOC-JPMorgan Chase,
	1.500%, 6/5/08 (a)	10,000,000
3,475,000	Industrial Development Agency, Civic Facility Revenue, Continuing
	Development Services Inc. Project, LOC-Citizens Bank N.A.,
	1.600%, 6/5/08 (a)	3,475,000
8,600,000	New York City, NY, IDA, 1 Bryant Park LLC, LOC-Bank of America NA,
	Bank of New York, GIC-Bayerische Landesbank, 1.600%, 6/4/08 (a)	8,600,000
500,000	New York City, NY, IDA, Revenue, Children's Oncology Society, LOC-Bank
	of New York, 1.500%, 6/4/08 (a)	500,000
1,400,000	Oneida County, NY, Industrial Development Agency, Civic Facility Revenue,
	Mohawk Valley, St. Lukes, LOC-Bank of America N.A., 1.630%, 6/5/08 (a)	1,400,000
2,275,000	Rensselaer County, NY, Industrial Development Agency, Civic Facility
	Revenue, RC Housing I LLC Project, LOC-Citizens Bank N.A., 1.620%, 6/5/08 (a)	2,275,000
3,590,000	Rockland County, NY, IDA, IDR, Intercos America Inc. Project, LOC-HSBC
	Bank USA N.A., 1.850%, 6/5/08 (a)(b)(c)	3,590,000

See Notes to Schedule of Investments.

4

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
Industrial Development — 8.8% (continued)
$2,930,000	Suffolk County, NY, IDA, IDR, Spellman/Merrill, Realty, LOC-HSBC Bank
	USA N.A., 1.850%, 6/5/08 (a)(b)(c)	$2,930,000
20,150,000	Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-
	Wachovia Bank, 1.580%, 6/5/08 (a)	20,150,000
	Total Industrial Development	88,495,000
Miscellaneous — 0.6%
2,000,000	Board of Cooperative Educational Services, NY, Sole Supervisory District,
	RAN, 4.000% due 6/27/08	2,000,938
4,100,000	Capital District Regional Off Track Betting Corp. New York, LOC-Bank of
	America, 2.350%, 6/5/08 (a)	4,100,000
	Total Miscellaneous	6,100,938
Pre-Refunded — 0.5%
4,000,000	Long Island Power Authority, Electric System Revenue, MBIA/IBC, 5.250%
	due 6/1/08 (d)	4,040,000
1,000,000	New York State Dormitory Authority Revenue, Long Island Jewish Medical
	Center, MBIA, 5.000% due 7/1/08 (d)	1,010,965
	Total Pre-Refunded	5,050,965
Public Facilities — 0.9%
280,000	New York City, NY, Trust for Cultural Resources, Revenue, Asia Society,
	LOC-JPMorgan Chase, 1.400%, 6/5/08 (a)	280,000
8,655,000	New York State Dormitory Authority Revenue, Metropolitan Museum of Art,
	1.450%, 6/4/08 (a)	8,655,000
	Total Public Facilities	8,935,000
Tax Allocation — 1.7%
17,300,000	Nassau County, NY, Interim Finance Authority, Sales Tax Secured, SPA-
	KBC Bank N.V., 1.500%, 6/4/08 (a)	17,300,000
Transportation — 8.4%
2,000,000	Albany County, NY, Airport Authority Revenue, Refunding, LOC-Bank of
	America N.A., 1.730%, 6/5/08 (a)(b)	2,000,000
	MTA, NY, Revenue:
2,800,000	Dedicated Tax, FSA, SPA-Dexia Credit Local, 1.350%, 6/5/08 (a)	2,800,000
10,000,000	Subordinated, LOC-Fortis Bank NY, 1.400%, 6/5/08 (a)	10,000,000
1,075,000	Refunding, FSA, SPA-Westdeutsche Landesbank, 1.520%, 6/5/08 (a)	1,075,000
10,100,000	Subordinated, LOC-Fortis Bank SA, 1.590%, 6/5/08 (a)	10,100,000
16,000,000	MTA, TECP, LOC-ABN AMRO Bank NY, 3.050% due 7/8/08	16,000,000
	Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding:
5,155,000	MTA Bridges Tunnels, FSA, SPA-JPMorgan Chase, 1.520%, 6/4/08 (a)	5,155,000
28,045,000	SPA-ABN AMRO Bank N.V., 1.460%, 6/5/08 (a)	28,045,000
9,165,000	Subordinated, SPA-Landesbank Baden-Wurttemberg, 1.450%, 6/5/08 (a)	9,165,000
	Total Transportation	84,340,000
Utilities — 3.5%
	Long Island, NY, Power Authority:
2,825,000	Electric System Revenue, Subordinated, LOC-Bayerische Landesbank,
	1.350%, 6/2/08 (a)	2,825,000
	Subordinated:
8,650,000	LOC-Bayerische Landesbank & Landesbank Baden-Wurttemberg,
	1.550%, 6/4/08 (a)	8,650,000
6,755,000	LOC-JPMorgan Chase, Landesbank Baden-Wurttemberg, 1.600%,
	6/4/08 (a)	6,755,000
1,300,000	LOC-State Street Bank & Trust Co., 1.300%, 6/2/08 (a)	1,300,000
	New York State Energy Research & Development Authority, Revenue,
	Consolidated Edison Co.:

See Notes to Schedule of Investments.

5

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
Utilities — 3.5% (continued)
$2,425,000	LOC-Wachovia Bank N.A., 1.500%, 6/4/08 (a)	$2,425,000
13,000,000	Subordinated, LOC-Wachovia Bank, 1.600%, 6/4/08 (a)	13,000,000
	Total Utilities	34,955,000
Water & Sewer — 5.5%
7,200,000	Buffalo, NY, Municipal Water Finance Authority, Water Systems Revenue,
	LOC-JPMorgan Chase, 1.400%, 6/4/08 (a)	7,200,000
9,900,000	New York City, NY, Municipal Water Finance Authority, Water & Sewer
	System Revenue, SPA-Lloyds TSB Bank PLC, 1.300%, 6/2/08 (a)	9,900,000
	New York City, NY, Municipal Water Finance Authority:
32,450,000	SPA-Dexia Credit Local, 1.550%, 6/5/08 (a)	32,449,882
	Water & Sewer System Revenue:
5,600,000	SPA-Bayerische Landesbank, 0.980%, 6/2/08 (a)	5,600,000
500,000	SPA-Dexia Credit Local, 1.150%, 6/2/08 (a)	500,000
300,000	Subordinated, SPA-Dexia Credit Local, 1.350%, 6/5/08 (a)	300,000
	Total Water & Sewer	55,949,882
	TOTAL INVESTMENTS — 100.1% (Cost — $1,011,022,937#)	1,011,022,937
	Liabilities in Excess of Other Assets — (0.1)%	(731,155)
	TOTAL NET ASSETS — 100.0%	$1,010,291,782

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BAN - Bond Anticipation Notes
CSD - Central School District
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance - Insured Bonds
GIC - Guaranteed Investment Contract
GO - General Obligation
HDC - Housing Development Corporation
HFA - Housing Finance Authority
IBC - Insured Bond Certificates
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LGAC - Local Government Assistance Corporation
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation - Insured Bonds
MFH - Multi-Family Housing
MTA - Metropolitan Transportation Authority
RAN - Revenue Anticipation Notes
SPA - Standby Bond Purchase Agreement - Insured Bonds
TAN - Tax Anticipation Notes
TECP - Tax Exempt Commercial Paper
TFA - Transitional Finance Authority
TRAN - Tax and Revenue Anticipation Notes
UFSD - Unified Free School District

See Notes to Schedule of Investments.

6

Citi New York Tax Free Reserves
Schedule of Investments (unaudited) (continued)	May 31, 2008

Ratings Table*

S&P/Moody's**
A-1	69.2%
VMIG1	18.4
NR	7.6
SP1	3.2
AAA/Aaa	1.1
MIG1	0.5

Total Investments	100.0%

*As a percent of total investments.
** S&P primary rating; Moody's secondary.
See pages 8 and 9 for definitions of ratings.

See Notes to Schedule of Investments.

7

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

8

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating

VMIG1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

9

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

CitiSM New York Tax Free Reserves (the “Fund”) is a separate non-diversified series of Legg Mason Partners Money Market Trust (the "Trust"). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

(d) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by the financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Fund. As of the date of this report, the fund continued to meet the requirements under Rule 2a-7 that permits the Fund to utilize amortized cost to value its securities.

2. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

10

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2008

By:  /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: July 28, 2008